Summary of Significant Accounting Policies and Use of Estimates - Schedule of Key Financial Information Regarding the Operating Single Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Financial Information Regarding the Operating Single Segment [Abstract]
Revenue	$ 39,241,487	$ 18,659,655	$ 20,029,552
-Cost of revenue	(15,253,318)	(21,548,566)	(24,084,598)
-General and administrative expenses	(28,051,013)	(49,248,578)	(15,130,045)
-Selling and marketing expenses	(12,953,898)	(9,347,807)	(7,347,777)
-Research and development expenses	(3,007,443)	(1,963,025)	(1,954,842)
-Other expense	(9,399,169)	(3,055,655)	(2,773,643)
-Other income	891,241	1,194,039	657,926
-Fair value gain on derivative instrument	1,381,157
-Financial income	1,350,670	1,408,491	3,561,427
-Financial expense	(15,645,752)	(9,979,536)	(6,772,719)
Segment Loss Before Income Tax Expense	(41,446,038)	(73,880,982)	(33,814,719)
Loss Before Income Tax Expense	$ (41,446,038)	$ (73,880,982)	$ (33,814,719)